Liability For Unpaid Claims, Claim Adjustment Expenses And Other Policyholder Funds (Tables)	12 Months Ended
Dec. 31, 2011
Liability For Unpaid Claims, Claim Adjustment Expenses And Other Policyholder Funds [Abstract]
Change In The Liability For Unpaid Claims And Claim Adjustment Expenses

	Years ended December 31,

(In millions)	2011	2010	2009

Net balance at beginning of the year:
Balance at beginning of the year, gross of reinsurance	$3,716.3	$3,651.3	$3,609.7
Less: reinsurance recoverable	(110.5)	(106.9)	(114.9)

Net balance at beginning of the year	3,605.8	3,544.4	3,494.8

Incurred related to:
Current year	1,077.1	1,010.3	1,020.5
Prior year's interest	175.9	176.1	174.8
Prior years	(46.5)	(116.3)	(151.2)

Total incurred	1,206.5	1,070.1	1,044.1

Paid related to:
Current year	(347.1)	(323.3)	(315.6)
Prior year	(725.5)	(685.4)	(678.9)

Total paid	(1,072.6)	(1,008.7)	(994.5)

Net balance at end of the year	3,739.7	3,605.8	3,544.4
Plus: reinsurance recoverable	117.3	110.5	106.9

Balance at end of the year, gross of reinsurance	$3,857.0	$3,716.3	$3,651.3

Future Policy Benefits And Claims

	Years ended December 31,

(In millions)	2011	2010	2009

Future policy benefits and claims	$5,683.6	$5,502.3	$5,368.7
Less: Group life reserves	(765.4)	(750.5)	(735.7)
Less: Individual life reserves	(597.2)	(595.8)	(589.3)
Less: Group and individual annuity reserves	(244.2)	(235.0)	(201.5)
Less: Individual disability active life reserves	(219.8)	(204.7)	(190.9)

Liability for unpaid claims and claim adjustment expenses	$3,857.0	$3,716.3	$3,651.3

Composition Of Other Policyholder Funds

	Years ended December 31,

(In millions)	2011	2010

Employer-sponsored defined contribution and benefit plans funds	$1,619.7	$1,526.4
Individual fixed-rate annuity funds	2,248.4	1,978.2
Indexed annuity funds	386.9	395.1
Other	823.1	728.1

Total other policyholder funds	$5,078.1	$4,627.8